Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
SUBSEQUENT EVENTS
11 – SUBSEQUENT EVENTS

On October 2, 2013 the Company entered into employment agreements with four (4) of our officers and directors. The Employment agreements provide for severance benefits, change in control provisions, accrued but unpaid wages and bonuses, accrued but unpaid vacation time, incentive awards, equity and stock options, and other benefits. These four (4) employment agreements were amended on November 12, 2013.

On October 7, 2013, the Company entered into a one-year OID (Original Issue Discount) promissory note in the amount of $280,000 with a Utah corporation, (the “lender”). The purchase price for this note and the warrant is $250,000. The Company has the option to repay this note at any time on or before the date that is sixty (60) days from October 7, 2013 (the “effective date”).  The Company will record a debt discount for the OID of $30,000.  The debt will be treated as stock settled debt where a put premium of $120,000 will be recorded over the six month period to the first conversion date. The Lender has the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion. The lender was granted the right to purchase at any time on or after October 7, 2013 (the “issue date”) until the date which is the last calendar day of the month in which the fifth anniversary of the “issue date” occurs (the “Expiration date”), 350,000 fully paid and non-assessable shares (the “warrant shares”) of the company’s common stock, par value $.001 per share (the “Common Stock”), as such number may be the adjusted from time to time pursuant to the price protection terms and conditions of this warrant to purchase shares of common stock. The initial “exercise price” is $0.40 per share of common stock, as the same may be adjusted from time to time pursuant to the terms and conditions of the warrant. On November 12, 2013, the OID promissory note was paid in full with financing received in connection with the sale and issuance of Preferred Stock and Series A Warrants pursuant to the Stock Purchase Agreement dated and signed on November 12, 2013 with Great Point Partners, LLC. As mentioned above, the Company issued 350,000 free standing and detachable warrants related to the convertible promissory note. The Company will account for these warrants issued in accordance with the US GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. Based on this guidance, the Company determined that the Company's warrants do not meet the criteria for classification as equity. Accordingly, the Company classified the warrants as current liabilities. The warrants are subject to re-measurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations. We will estimate the fair value of these warrants at the respective balance sheet dates, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock.

On October 8, 2013, the Company amended its articles of incorporation by increasing the number of authorized shares of common stock from 75,000,000 to 500,000,000. This amendment has been retroactively disclosed on the Balance Sheet.

On October 9, 2013, the Company issued 100,000 shares of common stock as compensation to a consultant to provide services. The shares were valued at $0.24 per share based on the quoted trading price per share or $24,000, which was recorded as prepaid and will be expensed over the term of the agreement, which is six (6) months.

On October 17, 2013, the Company amended its articles of incorporation to create a new class of stock by the authorization of 25,000,000 preferred shares of stock. This amendment has been retroactively disclosed on the Balance Sheet.

On October 17, 2013, the Company entered into a one-year OID (Original Issue Discount) promissory note in the amount of $142,500 with a Utah corporation, (the “Lender”). The purchase price for this note and the warrant is $125,000. The Company has the option to repay this note at any time on or before the date that is sixty (60) days from October 17, 2013 (the “effective date”). The Company will record a debt discount for the OID of $17,500. The remaining debt will be treated as stock settled debt where a put premium of $61,071 will be recorded over the six month period to the first conversion date. The Lender has the right at any time after the date that is six (6) months from the effective date, at its election, to convert all or any part of the outstanding balance of the note into shares of fully paid and non-assessable common stock of the company based upon a formula that is seventy (70%) percent of the average of the two (2) lowest intra-day trade prices in the fifteen (15) trading days immediately preceding the conversion. The lender was granted the right to purchase at any time on or after October 17, 2013 (the “issue date”) until the date which is the last calendar day of the month in which the fifth anniversary of the “issue date” occurs (the “Expiration Date”), 175,000 fully paid and non-assessable shares (the “warrant shares”) of the Company’s common stock, par value $.001 per share (the “Common Stock”), as such number may be the adjusted from time to time pursuant to the price protection terms and conditions of this warrant to purchase shares of common stock. The initial “exercise price” is $0.40 per share of common stock, as the same may be adjusted from time to time pursuant to the terms and conditions of the warrant. On November 12, 2013, the OID promissory note was paid in full with financing received in connection with the sale and issuance of Series A Preferred Stock and warrants to purchase shares of the Company’s Common Stock pursuant to the Stock Purchase Agreement dated and signed on November 12, 2013 with Great Point Partners, LLC. As mentioned above, the Company issued 175,000 free standing and detachable warrants related to the convertible promissory note. The Company will account for these warrants issued in accordance with the US GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. Based on this guidance, the Company determined that the Company's warrants do not meet the criteria for classification as equity. Accordingly, the Company classified the warrants as current liabilities. The warrants are subject to re-measurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations. We will estimate the fair value of these warrants at the respective balance sheet dates, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock.

On November 12, 2013, the Company entered into a Securities Purchase Agreement (SPA) for the equity sale of Series A Convertible Preferred Stock and warrants to purchase shares of the Company’s common stock. The Company sold 13,500,000 of Series A 8% Convertible Preferred stock and warrants to purchase 27,000,000 shares of the Company’s common stock for gross proceeds of $5,400,000. The net proceeds to the Company after debt offering costs is $4,885,000. The preferred stock is convertible into Common on a 2 for 1 basis. The Company recorded a beneficial conversion value for the preferred stock of approximately $2.6 million as an immediate charge to accumulated deficit as it is considered a constructive dividend to Series A preferred stockholders. The net raise is sufficient to fund on-going operations for the next several months. However, the funding is not sufficient to alleviate the going concern issue. As part of this equity financing transaction, the Company issued 27,000,000 warrants with immediate vesting rights to convert into common shares at an initial exercise price of $0.30 per share under price protection provisions. The warrants also contain cashless exercise provisions. The Company will account for these warrants issued in accordance with the US GAAP accounting guidance under ASC 815 applicable to derivative instruments, which requires every derivative instrument within its scope to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings. Based on this guidance, the Company determined that the Company's warrants do not meet the criteria for classification as equity. Accordingly, the Company classified the warrants as current liabilities. The warrants are subject to re-measurement at each balance sheet date, with any change in fair value recognized as a component of other income (expense), net in the statements of operations. We estimated the fair value of these warrants at the issuance date at approximately $2,820,000 which will be reclassified from equity. The warrants will be revalued on the respective balance sheet dates, based on the estimated market value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates and expected dividends on and expected volatility of the price of the underlying common stock. The SPA contains registration rights requiring registration within 30 days of the funding date and effectiveness within 90 days of the filing date. The registration rights agreement contains a liquidated damage provision whereby the Company must pay 1% per month of the investment amount if not filed or effective within stipulated time frames.

The Company owes its CEO $75,000 as stated in the February 2012 merger agreement, which is accrued in the accompanying unaudited condensed consolidated Financial Statements as Due to officer. The balance due to the Company’s CEO was formalized in a promissory note in November 1, 2013. In Addition, the Company owes its President $40,000 for a promissory note dated November 1, 2013 for funds advanced in September 2013. On November 12, 2013, the promissory notes for the CEO and the president were paid in full from the net proceeds of the Securities Purchase Agreement; no interest was accrued for the notes, as it was immaterial.

15 – SUBSEQUENT EVENTS

Through March 2013, the company raised approximately $13,000 through the issuance of 46,429 shares of common stock at a price per share of $0.28.

In January and February 2013, the Company entered into loan agreements with various investors and issued promissory notes upon receipt of $1,220,000. The loan agreements have an interest rate of 12% per annum payable over 26 months. Additionally, in connection with the financing, the Company issued 5,575,000 shares of common stock to the lenders as loan fees. The fair value per share of $0.28 (based on recent cash sales prices) was used to compute the relative fair value in accordance with ASC 470-20 and was recorded as a debt discount with a credit to additional paid-in-capital and such discount is being amortized over the term of the loans.

In January 2013, the company issued 50,266 shares of common stock vesting on July 31, 2013 as compensation to an employee. The shares were valued at $0.28 per share or $14,075 based on recent cash sales prices and such amount will be expensed over the vesting period.